Schedule of Investments (unaudited)
February 28, 2025
BlackRock Infrastructure Sustainable Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 2.0%
Ferrovial SE	4,174	$ 185,470
Diversified Telecommunication Services — 2.6%
Cellnex Telecom SA(a)	4,142	147,554
Infrastrutture Wireless Italiane SpA(a)	9,158	91,719
		239,273
Electric Utilities — 14.6%
Alliant Energy Corp.	3,638	234,760
Enel SpA	49,431	361,985
Exelon Corp.	4,224	186,701
Fortis, Inc.	3,205	140,539
PG&E Corp.	20,495	334,888
SSE PLC	4,845	93,402
		1,352,275
Ground Transportation — 18.3%
Canadian National Railway Co.	4,819	488,578
Canadian Pacific Kansas City Ltd.	1,177	91,679
CSX Corp.	15,166	485,463
East Japan Railway Co.	18,200	359,852
West Japan Railway Co.	13,800	273,456
		1,699,028
Health Care REITs — 3.4%
Aedifica SA	1,454	93,538
Healthpeak Properties, Inc.	10,936	223,750
		317,288
Independent Power and Renewable Electricity Producers — 5.2%
Boralex, Inc., Class A	11,834	242,692
Clearway Energy, Inc., Class C	3,378	94,652
Northland Power, Inc.	10,320	141,737
		479,081
IT Services — 1.9%
NEXTDC Ltd.(b)	21,165	177,208
Multi-Utilities — 19.8%
CMS Energy Corp.	3,263	238,362
Consolidated Edison, Inc.	2,763	280,500
E.ON SE, Registered Shares	38,418	490,006
National Grid PLC	45,303	556,465
REN - Redes Energeticas Nacionais SGPS SA	106,175	269,294
		1,834,627
Security	Shares	Value
Specialized REITs — 7.2%
American Tower Corp.	2,402	$ 493,899
Equinix, Inc.	189	170,973
		664,872
Transportation Infrastructure — 16.1%
Aena SME SA(a)	1,073	237,543
Enav SpA(a)	63,141	221,019
Flughafen Zurich AG, Registered Shares	1,287	316,677
Fraport AG Frankfurt Airport Services Worldwide(b)	4,167	239,814
Getlink SE	19,309	320,257
Transurban Group	19,711	161,712
		1,497,022
Water Utilities — 7.3%
Essential Utilities, Inc.	6,081	230,957
United Utilities Group PLC	36,221	447,965
		678,922
Total Long-Term Investments — 98.4% (Cost: $8,892,926)		9,125,066
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(c)(d)	137,374	137,374
Total Short-Term Securities — 1.5% (Cost: $137,374)		137,374
Total Investments — 99.9% (Cost: $9,030,300)		9,262,440
Other Assets Less Liabilities — 0.1%		13,448
Net Assets — 100.0%		$ 9,275,888

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Infrastructure Sustainable Opportunities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (65)(b)	$ 65	$ —	$ —	—	$ 107 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	179,426	—	(42,052)(b)	—	—	137,374	137,374	5,086	—
				$ 65	$ —	$ 137,374		$ 5,193	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$ —	$ 185,470	$ —	$ 185,470
Diversified Telecommunication Services	—	239,273	—	239,273
Electric Utilities	896,888	455,387	—	1,352,275
Ground Transportation	1,065,720	633,308	—	1,699,028
Health Care REITs	223,750	93,538	—	317,288
Independent Power and Renewable Electricity Producers	479,081	—	—	479,081
IT Services	—	177,208	—	177,208
Multi-Utilities	788,156	1,046,471	—	1,834,627
Specialized REITs	664,872	—	—	664,872
Transportation Infrastructure	—	1,497,022	—	1,497,022
Water Utilities	230,957	447,965	—	678,922

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Infrastructure Sustainable Opportunities Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 137,374	$ —	$ —	$ 137,374
	$ 4,486,798	$ 4,775,642	$ —	$ 9,262,440

Portfolio Abbreviation
REIT	Real Estate Investment Trust